NON-CASH INVESTING AND FINANCING TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Disclosure of cash flow statement [Abstract]
NON-CASH INVESTING AND FINANCING TRANSACTIONS
NOTE 21 - NON-CASH INVESTING AND FINANCING TRANSACTIONS
Property, plant and equipment acquired through leases or financed by third parties amounted to €7 million and €8 million for the six months ended June 30, 2023 and 2022, respectively. These leases and financings are excluded from the Interim Statement of Cash Flows as they are non-cash investing transactions.
Fair values of vested Restricted Stock Units and Performance Stock Units amounted to €10 million and €15 million for the six months ended June 30, 2023 and 2022, respectively. They are excluded from the Interim Statement of Cash Flows as non-cash financing activities.